Employee-related expenditure	12 Months Ended
Jun. 30, 2026
Employee-related expenditure
Employee-related expenditure
4	Employee-related expenditure

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		36 561	35 317	35 579
salaries, wages and other employee-related expenditure		33 859	32 954	33 255
post-retirement benefits[1]	31	2 702	2 363	2 324
Share-based payment expenses		918	914	986
equity-settled[2]	32	918	914	986
Total employee-related expenditure		37 479	36 231	36 565
Less: costs capitalised to projects		(692)	(933)	(1 100)
Per income statement		36 787	35 298	35 465
1	Included in the post-retirement benefits costs are past service costs resulting from a current year amendment of the US post-retirement medical plan.
2	No additional expense was incurred with regards to the cash settled share-based payment as the fair value at both modification and settlement date was less than the expense already accrued over the vesting period (Refer to note 32.1).

The total number of permanent and non-permanent employees, in approved positions, including the Group’s share of employees within joint operation entities and excluding contractors, joint ventures’ and associates’ employees, is analysed below:

	2026	2025	2024
for the year ended 30 June	Number	Number	Number
Permanent employees	26 943	27 107	27 678
Non-permanent employees	296	304	463
	27 239	27 411	28 141